Share-based Compensation and Stock Plans - Stock Option Schedules (Details) (USD $)	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Stock Options Outstanding [Roll Forward]
Outstanding, beginning of period (shares)	35,024,625	35,286,500	32,989,833
Granted (shares)	2,594,500	2,274,000	4,296,500
Forfeitures (shares)	(2,867,417)	(2,535,875)	(1,999,833)
Outstanding, end of period (shares)	34,751,708	35,024,625	35,286,500
Stock Options Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of period (usd per share)	$ 10.00	$ 10.00	$ 10.00
Granted (usd per share)	$ 10.00	$ 10.00	$ 10.00
Forfeitures (usd per share)	$ 10.00	$ 10.00	$ 10.00
Outstanding, end of period (usd per share)	$ 10.00	$ 10.00	$ 10.00
Stock Options Fair Value Assumptions [Abstract]
Risk-free interest rate	0.87%	1.85%
Dividend yield	0.00%	0.00%
Expected volatility	30.55%	31.58%
Expected life in years	6 years	6 years
Stock Options Outstanding Vested and Exercisable [Abstract]
Oustanding Stock Options Vested and Expected to Vest, Number of outstanding options	34,751,708	35,024,625
Oustanding Stock Options Vested and Expected to Vest, Weighted average remaining contractual life	6 years 1 month 6 days	7 years 1 month 6 days
Oustanding Stock Options Vested and Expected to Vest, Weighted average exercise price per share	$ 10.00	$ 10.00
Oustanding Stock Options Vested and Expected to Vest, Intrinsic value	$ 0	$ 0
Options that are Exercisable, Number of oustanding options	21,266,528	19,488,874
Options that are Exercisable, Weighted average remaining contractual life	5 years 8 months 12 days	6 years 9 months 18 days
Options that are Exercisable, Weighted average exercise price per share	$ 10.00	$ 10.00
Options that are Exercisable, Intrinsic value	$ 0	$ 0